Ordinary Shares (Details) - USD ($)								1 Months Ended	6 Months Ended		12 Months Ended
		Dec. 31, 2025		Oct. 20, 2025	Oct. 16, 2025	Jan. 24, 2025	Jan. 10, 2025	Mar. 31, 2026	Dec. 31, 2025		Jun. 30, 2025		Mar. 16, 2026	Oct. 17, 2025	Jan. 03, 2025	Jun. 30, 2024	Jan. 03, 2024
Ordinary Shares (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)															$ 1		$ 1
Ordinary shares, shares authorized															50,000		50,000
Common stock, voting rights (in Dollars per share)											$ 20
Common Stock [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)																$ 1
Ordinary shares, shares authorized															500,000,000		500,000,000
Minimum [Member]
Ordinary Shares (Details) [Line Items]
Share price (in Dollars per share)													$ 0.0001
Maximum [Member]
Ordinary Shares (Details) [Line Items]
Share price (in Dollars per share)													$ 0.0025
Common Class A [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, value (in Dollars)		$ 2,137	[1]						$ 2,137	[1]	$ 1,125	[1]				$ 1,000
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0025							$ 0.0025		$ 0.0025
Ordinary shares, shares authorized	[1]	16,000,000							16,000,000		16,000,000
Common stock, voting rights											a shareholders’ vote, holders shall be entitled to one vote per share on all matters subject to the vote at general meetings
Ordinary shares, shares issued	[1]	904,861							904,861		450,000
Ordinary shares, shares outstanding	[1]	854,917							854,917		450,000
Issuance of shares		22,621,530		1,000,000
Common Class A [Member] | Director [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, shares issued											11,250,000
Ordinary shares, shares outstanding											11,250,000
Common Class A [Member] | Convertible Notes [Member]
Ordinary Shares (Details) [Line Items]
Issuance of shares									9,122,919
Common Class A [Member] | Common Stock [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, shares authorized															0.0001		0.0001
Ordinary shares, shares issued											10,000,000
Ordinary shares, shares outstanding		854,917							854,917		10,000,000
Issuance of shares											1,250,000
Common Class A [Member] | Ordinary Shares [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)															$ 0.0001		$ 0.0001
Ordinary shares, shares authorized															400,000,000		400,000,000
Common Class A [Member] | Excluding Pre-delivery Shares [Member]
Ordinary Shares (Details) [Line Items]
Issuance of shares		21,372,919
Common Class A [Member] | Subsequent Event [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 0.0001									$ 0.0001
Issuance of shares					6,608,661
Common Class A [Member] | Previously Reported [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)											$ 0.0001					$ 0.0001
Ordinary shares, shares authorized											400,000,000					400,000,000
Ordinary shares, shares issued											11,250,000					10,000,000
Ordinary shares, shares outstanding											11,250,000					10,000,000
Common Class A [Member] | Previously Reported [Member] | Common Stock [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, shares issued											11,250,000
Ordinary shares, shares outstanding											11,250,000
Common Class A [Member] | IPO [Member]
Ordinary Shares (Details) [Line Items]
Issued ordinary shares							1,250,000
Issued ordinary shares per share (in Dollars per share)							$ 4
Gross proceeds from initial public offering (in Dollars)							$ 5,000,000
Net proceeds from issuance initial public offering (in Dollars)							$ 1,695,539
Common Class B [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, value (in Dollars)		$ 58	[1]						$ 58	[1]	$ 58	[1]				$ 0
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0025							$ 0.0025		$ 0.0025
Ordinary shares, shares authorized	[1]	4,000,000							4,000,000		4,000,000
Ordinary shares, shares issued	[1]	23,200							23,200		23,200
Ordinary shares, shares outstanding	[1]	23,200							23,200		23,200
Issuance of shares		580,000
Common Class B [Member] | Director [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, shares issued											580,000
Ordinary shares, shares outstanding											580,000
Common Class B [Member] | Common Stock [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, shares issued											10,000,000
Ordinary shares, shares outstanding
Issuance of shares											580,000
Common Class B [Member] | Ordinary Shares [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)															$ 0.0001		$ 0.0001
Ordinary shares, shares authorized															100,000,000		100,000,000
Common Class B [Member] | Excluding Pre-delivery Shares [Member]
Ordinary Shares (Details) [Line Items]
Issuance of shares		580,000
Common Class B [Member] | Ms Jianping Niu [Member]
Ordinary Shares (Details) [Line Items]
Issuance of shares						300,000
Common Class B [Member] | Mr Huabei Zhu [Member]
Ordinary Shares (Details) [Line Items]
Issuance of shares						280,000
Common Class B [Member] | Ms. Jianping Niu and Mr. Huabei Zhu [Member]
Ordinary Shares (Details) [Line Items]
Issuance of shares						580,000
Share price (in Dollars per share)						$ 0.0001
Common Class B [Member] | Previously Reported [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)											$ 0.0001					$ 0.0001
Ordinary shares, shares authorized											100,000,000					100,000,000
Ordinary shares, shares issued											580,000					0
Ordinary shares, shares outstanding											580,000					0
Common Class B [Member] | Previously Reported [Member] | Common Stock [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, shares issued											580,000
Ordinary shares, shares outstanding											580,000
Class A Pre-delivery Shares [Member] | Subsequent Event [Member]
Ordinary Shares (Details) [Line Items]
Issuance of shares								1,248,611

[1]	After giving effect to the reverse stock split effected on March 16,2026.